The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 29, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Harrison Street Infrastructure Active ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information, dated December 24, 2025, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on December 23, 2025.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey
Jonathan R. Massey
SVP of Legal Services
Tidal Investments LLC, on behalf of The 2023 ETF Series Trust